Segment Reporting - Schedule of Revenue and Property, Plant and Equipment by Geography (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales			$ 23,198	$ 16,995	$ 14,317
Property, plant and equipment net of accumulated depreciation			782	886	2,426
SEALS Corp
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 14,751	$ 10,656
Property, plant and equipment net of accumulated depreciation	2,181	782	782
France
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales			211	457	1,614
Property, plant and equipment net of accumulated depreciation			782	886	2,426
France | SEALS Corp
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	140	94
Property, plant and equipment net of accumulated depreciation	2,181	782
Rest of EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales			6,566	3,798	2,892
Rest of EMEA | SEALS Corp
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	4,281	1,959
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales			13,609	10,631	8,217
North America | SEALS Corp
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	8,374	6,937
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales			2,745	2,062	1,526
Asia Pacific | SEALS Corp
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,956	1,616
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales			$ 67	$ 47	$ 68
Latin America | SEALS Corp
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales		$ 50